NEW AND AMENDED IFRS ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
NEW AND AMENDED IFRS ACCOUNTING STANDARDS

3. NEW AND AMENDED IFRS ACCOUNTING STANDARDS

a)	New and amended IFRS Accounting Standards That are Effective for the Current Year

The accounting policies adopted and methods of computation followed are consistent with those of the previous financial year, except for items disclosed below.

There are several new amendments to standards and interpretations which are applicable for the first time in the current year, but many are either not relevant or do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective, except for the ones specifically disclosed, as outlined below.

●	Amendments to IFRS 3 Reference to the Conceptual Framework - The Group has adopted the amendments to IFRS 3 Business Combinations for the first time in the current year. The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. The adoption of the amendment has no material impact to the Group.

●	Amendments to IAS 16 Property, Plant and Equipment - Proceeds before Intended Use - The Group has adopted the amendments to IAS 16 for the first time in the current year. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.

The amendments also clarify the meaning of “testing whether an asset is functioning properly”. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.

If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost. The adoption of the amendments has no material impact to the Group.

●	Amendments to IAS 37 Onerous Contracts - Cost of Fulfilling a Contract - The Group has adopted the amendments to IAS 37 for the first time in the current year. The amendments specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The adoption of the amendment has no material impact to the Group.

●	Amendments to IAS 12 Income Taxes - The amendments require an exception to IAS 12, whereby an entity does not recognize or disclose information about deferred tax assets and liabilities specifically related to tax laws that have been enacted or substantively enacted to implement the Organization for Economic Co-operation and Development’s international tax reform recommendations known as the Pillar Two model rules. The Group has applied the exception which was effective upon the issuance of the amendments and did not have any DTAs or DTLs on December 31, 2023 that had not been recognized as a result of the application of this exception. The adoption of the amendment has no material impact to the Group.

●	Amendments to IAS 1 - Presentation of Financial Statements - Classification of Liabilities as Current or Non-Current (“2020 Amendment”) - The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of “settlement” to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The Group has early adopted the amendment as of January 1, 2023 together with the 2022 Amendment mentioned below.

●	Amendments to IAS 1 - Presentation of Financial Statements - Non-Current Liabilities with Covenants (“2022 Amendment”) - The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).

The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.

The Group early adopted the amendment as of January 1, 2023. Note 16 contains the detail disclosures related to the Group’s compliance with debt covenants.

●	Amendments to IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements - The IASB amended IAS 1 to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

●	Amendments to IAS 8 - Accounting Policies Changes in Accounting Estimates and Errors - The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period. The adoption of the amendment has no material impact to the Group.

●	Amendments to IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction - The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations, and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with: (i) right-of-use assets and lease liabilities; and (ii) decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets. The cumulative effect of recognizing these adjustments is recognized in retained earnings, or another component of equity, as appropriate. The adoption of the amendment has no material impact to the Group.

b)	New and amended IFRS Accounting Standards issued but not yet Effective - At the date of authorization of these financial statements, the Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

●	Amendments to IAS 21 – Lack of exchangeability – The amendments to IAS 21 require companies to assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. Specifically, the amendment state that when a currency is not exchangeable into another currency, the entity is required to estimate the spot exchange rate at the measurement date and will need to disclose information about the effect on entity’s financial performance, financial position, and cash flows. The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. The directors of the Group anticipate that the application of these amendments may have an impact on the Group’s consolidated financial statements in future periods should such transactions arise.

●	Amendments to IFRS 10 - Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognised in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognised in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

●	The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted. The directors of the Group anticipate that the application of these amendments may have an impact on the Group’s consolidated financial statements in future periods should such transactions arise.